Non-Controlling Interest (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Mar. 31, 2023	Feb. 01, 2023
Non-Controlling Interest [Line Items]
Share issued					122
Total deficit value (in Dollars)					$ 67,766
Class A Ordinary Shares [Member]
Non-Controlling Interest [Line Items]
Ordinary shares	6,346,823	3,811,823		70,430
Class B Ordinary Shares [Member]
Non-Controlling Interest [Line Items]
Ordinary shares	1,796,934	1,796,934
Scipio [Member] | Class A Ordinary Shares [Member]
Non-Controlling Interest [Line Items]
Ordinary shares			10,000
Scipio [Member] | Class B Ordinary Shares [Member]
Non-Controlling Interest [Line Items]
Ordinary shares			5,850,000
Aptorum Medical Limited [Member] | Maximum [Member]
Non-Controlling Interest [Line Items]
Equity interest percentage					91.00%
Aptorum Medical Limited [Member] | Minimum [Member]
Non-Controlling Interest [Line Items]
Equity interest percentage					90.00%